EQUITY (Details Narrative)			12 Months Ended
	Aug. 22, 2022 USD ($) shares	Aug. 22, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Jul. 13, 2022 $ / shares shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized			100,000,000	100,000,000
Common stock, shares outstanding			45,000,000	45,000,000
Common stock, par value | $ / shares			$ 0	$ 0
Number of shares issued | $			$ 500,000
Mr. Heng Fei Yang [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares outstanding					40,000,000
Common stock, shares surrendered					60,000,000
Common stock, par value | $ / shares					$ 0
66 Individual [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares issued, shares	5,000,000	5,000,000
Number of shares issued	$ 500,000	¥ 3,400,700